Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Relationships

Related party balances as of December 31, 2025 and 2024, and transactions for the years ended December 31, 2025 and 2024 are as follows:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd	Mr. Yujun Xiao is the legal representative and holds 2% of the shares

Schedule of Related Party Transactions	Sales of products to a related party:
	For the years ended December 31,
	2025	2024	2023
Jiangsu Hephaesi Semiconductor Co., Ltd	$1,050,906	$506,649	$—
Purchases from a related party:
	For the years ended December 31,
	2025	2024	2023
Anhui Zhongke	$389,148	$676,889	$210,251
Accounts receivable-a related party:
	As of December 31,	As of December 31,
	2025	2024
Jiangsu Hephaesi Semiconductor Co., Ltd	$516,290	$447,703
Due to a related party:
	As of December 31,	As of December 31,
	2025	2024
Mr. Yujun Xiao	$—	$246,454
Due from a related party:
	As of December 31,	As of December 31,
	2025	2024
Mr. Yujun Xiao	$2,292	$—